Governing Statutes And Nature of Operations - Additional Information (Details)	12 Months Ended
Mar. 31, 2021
Governing Statutes And Nature Of Operations [Abstract]
Description of nature of entity's operations and principal activities	GOVERNING STATUTES AND NATURE OF OPERATIONSAlithya Group inc. (“Alithya” or the “Company”) and its subsidiaries (collectively with Alithya, the “Group”) are leaders in strategy and digital transformation. Alithya's integrated offering is based on four pillars of expertise: business strategy, application services, enterprise solutions and data and analytics. The Group deploys solutions, services, and skill sets to craft tools tailored to its client’s unique business needs in the financial services, manufacturing, energy, telecommunications, transportation and logistics, professional services, healthcare, and government sectors.The Company’s Class A subordinate voting shares (the “Subordinate Voting Shares”) trades on the Toronto Stock Exchange (“TSX”) and on the NASDAQ Capital Market (“NASDAQ”) under the symbol “ALYA”.The Company is the Group’s ultimate parent company and its head office is located at 1100, Robert-Bourassa Boulevard, Suite 400, Montréal, Quebec, Canada, H3B 3A5.